CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accumulated Depreciation	$ 1,105	$ 684	$ 99
Net of discount of convertible notes payable	$ 0	$ 26,755	$ 0
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Issued	22,001,345	21,937,822	20,752,000
Common Stock, Outstanding	22,001,345	21,937,822	20,752,000